DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Variable Interest Entity [Line Items]
Cash		¥ 686,691	¥ 810,672	¥ 513,938	¥ 810,672	¥ 261,035
Amounts due from related parties		231
Total current assets		1,492,518	1,450,858		1,450,858
Property and equipment, net		519,691	437,337		437,337
Long term investments		101,920	41,760		41,760
Other non-current assets		150,064	91,849		91,849
Total assets		2,282,645	2,085,012		2,085,012
Income taxes payable		125,971	91,240		91,240
Accrued expenses and other current liabilities		184,646	117,867		117,867
Amounts due to related parties including amounts due to WOFE for accrued service fees			79		79
Total current liabilities		624,131	479,749		479,749
Other non-current liabilities		4,329	7,043		7,043
Total liabilities		628,460	486,792		486,792
Net revenues		1,973,806	1,579,604	1,178,008
Net (loss)/income		¥ 184,807	241,854	178,760
Equity Method Investments, Percentage of Equity Acquired through Options		100.00%
Proceeds from Collection of Loans Receivable		¥ 5,352	3,096	1,608
Long-term Investments		¥ 101,920	41,760		41,760
Mr. Han [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		66.60%
Mr. Li [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		0.10%
Loan Agreements [Member] | Equity Holders [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Face Amount		¥ 6,000
Debt Instrument, Initial Expiration Year		2026
Shanghai Tarena [Member]
Variable Interest Entity [Line Items]
Equity Method Investment Summarized Financial Information, Equity		¥ 1,000
Proceeds from Collection of Loans Receivable	¥ 1,000
Beijing Tarena [Member]
Variable Interest Entity [Line Items]
Equity Method Investment Summarized Financial Information, Equity		2,000
Proceeds from Contributed Capital					3,000
Tarena Entities [Member]
Variable Interest Entity [Line Items]
Cash		294	630		630
Amounts due from related parties		30,781	21,650		21,650
Total current assets		31,075	22,280		22,280
Property and equipment, net			3		3
Long term investments		71,250	35,000		35,000
Other non-current assets		3,564	716		716
Total assets		105,889	57,999		57,999
Income taxes payable		3,052	3,729		3,729
Accrued expenses and other current liabilities		308	176		176
Amounts due to related parties including amounts due to WOFE for accrued service fees		78,180	46,486		46,486
Total current liabilities		81,540	50,391		50,391
Other non-current liabilities		267	267		267
Total liabilities		81,807	50,658		50,658
Net revenues				177
Net (loss)/income		1	(892)	(2,415)
Net cash used in operating activities		(841)	(2,166)	(2,201)
Net cash used in investing activities		(29,380)	(11,886)	(18,000)
Net cash provided by financing activities		29,885	13,639	¥ 19,755
Long-term Investments		¥ 71,250	¥ 35,000		¥ 35,000